Other financial (expenses) income, net (Tables)	12 Months Ended
Dec. 31, 2019
Other financial (expenses) income, net [Abstract]
Other financial (expenses) income, net
Other financial (expenses) income, net is comprised of the following:

	For the Years Ended December 31,
(In $ millions)	2019	2018	2017
Foreign exchange gain (loss)	0.7	(1.1)	(0.3)
Other financial expenses	(9.2)	(3.5)	-
Expensed loan fees related to settled debt	(5.6)	-	-
(Loss)/gain on forward contracts (note 18)	(29.2)	(14.2)	19.3
Realized loss on marketable securities	(15.4)	-	-
Change in fair value of Call Spread (note 18)	(0.5)	(25.7)	-
Total	(59.2)	(44.5)	19.0